Organization and Nature of Operations - Schedule of Consolidated Financial Statements (Details)	6 Months Ended
Jun. 30, 2026
Shengfeng Holding Limited (“Shengfeng HK”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Place of incorporation	Hong Kong
Date of incorporation or acquisition	Aug. 18, 2020
Percentage of direct or indirect	100.00%
Principal activities	Investment holding of Tianyu
Tianyu Shengfeng Logistics Group Co., Ltd. (“Tianyu”, formerly known as “Fujian Tianyu Shengfeng Logistics Co., Ltd “) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Place of incorporation	Fujian, the PRC
Date of incorporation or acquisition	Dec. 16, 2020
Percentage of direct or indirect	100.00%
Principal activities	Investment holding of Shengfeng VIE
Singularity Digital Technology Co., Ltd. [Member]
Schedule of Consolidated Financial Statements [Line Items]
Place of incorporation	Cayman Islands
Date of incorporation or acquisition	Sep. 12, 2025
Percentage of direct or indirect	100.00%
Principal activities	Software and technology consulting
Shengfeng (Viet Nam) International Supply Chain CO., Ltd. [Member]
Schedule of Consolidated Financial Statements [Line Items]
Place of incorporation	Vietnam
Date of incorporation or acquisition	Nov. 26, 2025
Percentage of direct or indirect	100.00%
Principal activities	Transportation and warehouse storage management service
Shengfeng Logistics Group Co., Ltd. (“Shengfeng VIE” or “Shengfeng Logistics”) [Member] | VIE [Member]
Schedule of Consolidated Financial Statements [Line Items]
Place of incorporation	Fujian, the PRC
Date of incorporation or acquisition	Dec. 07, 2001
Percentage of direct or indirect	100.00%
Principal activities	Transportation and warehouse storage management service
Fuqing Shengfeng Logistics Co., Ltd. [Member] | VIE [Member]
Schedule of Consolidated Financial Statements [Line Items]
Place of incorporation	Fujian, the PRC
Date of incorporation or acquisition	Apr. 15, 2011
Percentage of direct or indirect	100.00%
Principal activities	Transportation and warehouse storage management service
Xiamen Shengfeng Logistics Co., Ltd. [Member] | VIE [Member]
Schedule of Consolidated Financial Statements [Line Items]
Place of incorporation	Fujian, the PRC
Date of incorporation or acquisition	Dec. 22, 2011
Percentage of direct or indirect	100.00%
Principal activities	Transportation and warehouse storage management service
Guangdong Shengfeng Logistics Co., Ltd. [Member] | VIE [Member]
Schedule of Consolidated Financial Statements [Line Items]
Place of incorporation	Guangdong, the PRC
Date of incorporation or acquisition	Dec. 30, 2011
Percentage of direct or indirect	100.00%
Principal activities	Transportation and warehouse storage management service
Hainan Shengfeng Supply Chain Management Co., Ltd. [Member] | VIE [Member]
Schedule of Consolidated Financial Statements [Line Items]
Place of incorporation	Hainan, the PRC
Date of incorporation or acquisition	Aug. 18, 2020
Percentage of direct or indirect	51.00%
Principal activities	Transportation and warehouse storage management service
Beijing Tianyushengfeng E-commerce Technology Co., Ltd. [Member] | VIE [Member]
Schedule of Consolidated Financial Statements [Line Items]
Place of incorporation	Beijing, the PRC
Date of incorporation or acquisition	Jan. 09, 2004
Percentage of direct or indirect	100.00%
Principal activities	Transportation and warehouse storage management service
Beijing Shengfeng Supply Chain Management Co., Ltd. [Member] | VIE [Member]
Schedule of Consolidated Financial Statements [Line Items]
Place of incorporation	Beijing, the PRC
Date of incorporation or acquisition	Apr. 13, 2016
Percentage of direct or indirect	100.00%
Principal activities	Transportation and warehouse storage management service
Shengfeng Logistics (Guizhou) Co., Ltd. [Member] | VIE [Member]
Schedule of Consolidated Financial Statements [Line Items]
Place of incorporation	Guizhou, the PRC
Date of incorporation or acquisition	Aug. 15, 2017
Percentage of direct or indirect	100.00%
Principal activities	Transportation and warehouse storage management service
Shengfeng Logistics (Tianjin) Co., Ltd. [Member] | VIE [Member]
Schedule of Consolidated Financial Statements [Line Items]
Place of incorporation	Tianjin, the PRC
Date of incorporation or acquisition	Mar. 08, 2016
Percentage of direct or indirect	100.00%
Principal activities	Transportation and warehouse storage management service
Shengfeng Logistics (Shandong) Co., Ltd. [Member] | VIE [Member]
Schedule of Consolidated Financial Statements [Line Items]
Place of incorporation	Shandong, the PRC
Date of incorporation or acquisition	Mar. 15, 2016
Percentage of direct or indirect	100.00%
Principal activities	Transportation and warehouse storage management service
Shengfeng Logistics Hebei Co., Ltd. [Member] | VIE [Member]
Schedule of Consolidated Financial Statements [Line Items]
Place of incorporation	Hebei, the PRC
Date of incorporation or acquisition	Feb. 17, 2016
Percentage of direct or indirect	100.00%
Principal activities	Transportation and warehouse storage management service
Shengfeng Logistics (Henan) Co., Ltd. [Member] | VIE [Member]
Schedule of Consolidated Financial Statements [Line Items]
Place of incorporation	Henan, the PRC
Date of incorporation or acquisition	Mar. 28, 2016
Percentage of direct or indirect	100.00%
Principal activities	Transportation and warehouse storage management service
Shengfeng Logistics (Liaoning) Co., Ltd. [Member] | VIE [Member]
Schedule of Consolidated Financial Statements [Line Items]
Place of incorporation	Liaoning, the PRC
Date of incorporation or acquisition	Mar. 02, 2016
Percentage of direct or indirect	100.00%
Principal activities	Transportation and warehouse storage management service
Shengfeng Logistics (Yunnan) Co., Ltd. [Member] | VIE [Member]
Schedule of Consolidated Financial Statements [Line Items]
Place of incorporation	Yunnan, the PRC
Date of incorporation or acquisition	Jan. 25, 2016
Percentage of direct or indirect	100.00%
Principal activities	Transportation and warehouse storage management service
Shengfeng Logistics (Guangxi) Co., Ltd. [Member] | VIE [Member]
Schedule of Consolidated Financial Statements [Line Items]
Place of incorporation	Guangxi, the PRC
Date of incorporation or acquisition	Feb. 01, 2016
Percentage of direct or indirect	100.00%
Principal activities	Transportation and warehouse storage management service
Hubei Shengfeng Logistics Co., Ltd. [Member] | VIE [Member]
Schedule of Consolidated Financial Statements [Line Items]
Place of incorporation	Hubei, the PRC
Date of incorporation or acquisition	Dec. 15, 2010
Percentage of direct or indirect	100.00%
Principal activities	Transportation and warehouse storage management service
Shengfeng Logistics Group (Shanghai) Supply Chain Management Co., Ltd. [Member] | VIE [Member]
Schedule of Consolidated Financial Statements [Line Items]
Place of incorporation	Shanghai, the PRC
Date of incorporation or acquisition	Aug. 26, 2015
Percentage of direct or indirect	100.00%
Principal activities	Transportation and warehouse storage management service
Shanghai Shengxu Logistics Co., Ltd. [Member] | VIE [Member]
Schedule of Consolidated Financial Statements [Line Items]
Place of incorporation	Shanghai, the PRC
Date of incorporation or acquisition	Jun. 04, 2003
Percentage of direct or indirect	100.00%
Principal activities	Transportation and warehouse storage management service
Hangzhou Shengfeng Logistics Co., Ltd. [Member] | VIE [Member]
Schedule of Consolidated Financial Statements [Line Items]
Place of incorporation	Zhejiang, the PRC
Date of incorporation or acquisition	Jun. 10, 2010
Percentage of direct or indirect	100.00%
Principal activities	Transportation and warehouse storage management service
Nanjing Shengfeng Logistics Co., Ltd. [Member] | VIE [Member]
Schedule of Consolidated Financial Statements [Line Items]
Place of incorporation	Jiangsu, the PRC
Date of incorporation or acquisition	Aug. 30, 2011
Percentage of direct or indirect	100.00%
Principal activities	Transportation and warehouse storage management service
Suzhou Shengfeng Logistics Co., Ltd. [Member] | VIE [Member]
Schedule of Consolidated Financial Statements [Line Items]
Place of incorporation	Jiangsu, the PRC
Date of incorporation or acquisition	Jan. 14, 2005
Percentage of direct or indirect	90.00%
Principal activities	Transportation and warehouse storage management service
Suzhou Shengfeng Supply Chain Management Co., Ltd. [Member] | VIE [Member]
Schedule of Consolidated Financial Statements [Line Items]
Place of incorporation	Jiangsu, the PRC
Date of incorporation or acquisition	Aug. 09, 2019
Percentage of direct or indirect	100.00%
Principal activities	Transportation and warehouse storage management service
Shengfeng Supply Chain Management Co., Ltd. [Member] | VIE [Member]
Schedule of Consolidated Financial Statements [Line Items]
Place of incorporation	Fujian, the PRC
Date of incorporation or acquisition	Jun. 19, 2014
Percentage of direct or indirect	100.00%
Principal activities	Transportation and warehouse storage management service
Fuzhou Shengfeng Transportation Co., Ltd. [Member] | VIE [Member]
Schedule of Consolidated Financial Statements [Line Items]
Place of incorporation	Fujian, the PRC
Date of incorporation or acquisition	Apr. 18, 2019
Percentage of direct or indirect	100.00%
Principal activities	Transportation and warehouse storage management service
Sichuan Shengfeng Logistics Co., Ltd. [Member] | VIE [Member]
Schedule of Consolidated Financial Statements [Line Items]
Place of incorporation	Sichuan, the PRC
Date of incorporation or acquisition	Jun. 27, 2019
Percentage of direct or indirect	100.00%
Principal activities	Transportation and warehouse storage management service
Fujian Shengfeng Logistics Co., Ltd. [Member] | VIE [Member]
Schedule of Consolidated Financial Statements [Line Items]
Place of incorporation	Fujian, the PRC
Date of incorporation or acquisition	Apr. 02, 2020
Percentage of direct or indirect	100.00%
Principal activities	Transportation and warehouse storage management service
Fujian Dafengche Information Technology Co. Ltd. [Member] | VIE [Member]
Schedule of Consolidated Financial Statements [Line Items]
Place of incorporation	Fujian, the PRC
Date of incorporation or acquisition	Aug. 26, 2020
Percentage of direct or indirect	100.00%
Principal activities	Software engineering
Ningde Shengfeng Logistics Co. Ltd. [Member] | VIE [Member]
Schedule of Consolidated Financial Statements [Line Items]
Place of incorporation	Fujian, the PRC
Date of incorporation or acquisition	Nov. 12, 2018
Percentage of direct or indirect	51.00%
Principal activities	Transportation and warehouse storage management service
Shengfeng Logistics (Zhejiang) Co., Ltd. [Member] | VIE [Member]
Schedule of Consolidated Financial Statements [Line Items]
Place of incorporation	Zhejiang, the PRC
Date of incorporation or acquisition	Feb. 01, 2021
Percentage of direct or indirect	100.00%
Principal activities	Transportation and warehouse storage management service
Chengdu Shengfeng Supply Chain Management Co., Ltd. [Member] | VIE [Member]
Schedule of Consolidated Financial Statements [Line Items]
Place of incorporation	Chengdu, the PRC
Date of incorporation or acquisition	Oct. 12, 2021
Percentage of direct or indirect	100.00%
Principal activities	Supply chain management service
Shengfeng Logistics Group (Ningde) Supply Chain Management Co., Ltd. [Member] | VIE [Member]
Schedule of Consolidated Financial Statements [Line Items]
Place of incorporation	Fujian, the PRC
Date of incorporation or acquisition	Sep. 23, 2022
Percentage of direct or indirect	100.00%
Principal activities	Supply chain management service
Anhui Shengfeng Supply Chain Management Co., Ltd. [Member] | VIE [Member]
Schedule of Consolidated Financial Statements [Line Items]
Place of incorporation	Anhui, the PRC
Date of incorporation or acquisition	Nov. 29, 2023
Percentage of direct or indirect	100.00%
Principal activities	Transportation and warehouse storage management service
Shenzhen Tianyu Shengfeng Supply Chain Management Co., Ltd. [Member] | VIE [Member]
Schedule of Consolidated Financial Statements [Line Items]
Place of incorporation	Guangdong, the PRC
Date of incorporation or acquisition	May 19, 2023
Percentage of direct or indirect	100.00%
Principal activities	Transportation and supply chain management service
Ningbo Shengfeng Supply Chain Co., Ltd. [Member] | VIE [Member]
Schedule of Consolidated Financial Statements [Line Items]
Place of incorporation	Zhejiang, the PRC
Date of incorporation or acquisition	Apr. 16, 2024
Percentage of direct or indirect	100.00%
Principal activities	Transportation and warehouse storage management service
Qingdao Shengfeng Supply Chain Co., Ltd. [Member] | VIE [Member]
Schedule of Consolidated Financial Statements [Line Items]
Place of incorporation	Shandong, the PRC
Date of incorporation or acquisition	Apr. 22, 2024
Percentage of direct or indirect	100.00%
Principal activities	Transportation and warehouse storage management service
Zhongshan Shengfeng Supply Chain Management Co., Ltd. [Member] | VIE [Member]
Schedule of Consolidated Financial Statements [Line Items]
Place of incorporation	Guangdong, the PRC
Date of incorporation or acquisition	May 15, 2024
Percentage of direct or indirect	100.00%
Principal activities	Transportation and warehouse storage management service
Hunan Shengfeng Supply Chain Management Co., Ltd. [Member] | VIE [Member]
Schedule of Consolidated Financial Statements [Line Items]
Place of incorporation	Hunan, the PRC
Date of incorporation or acquisition	May 23, 2024
Percentage of direct or indirect	100.00%
Principal activities	Transportation and warehouse storage management service
Jiangxi Shengfeng Supply Chain Management Co., Ltd. [Member] | VIE [Member]
Schedule of Consolidated Financial Statements [Line Items]
Place of incorporation	Jiangxi, the PRC
Date of incorporation or acquisition	May 24, 2024
Percentage of direct or indirect	100.00%
Principal activities	Transportation and warehouse storage management service
Dongguan Shengfeng Supply Chain Management Co., Ltd. [Member] | VIE [Member]
Schedule of Consolidated Financial Statements [Line Items]
Place of incorporation	Guangdong, the PRC
Date of incorporation or acquisition	Jul. 07, 2024
Percentage of direct or indirect	100.00%
Principal activities	Transportation and warehouse storage management service
Langfang Shengfeng Logistics Co., Ltd. [Member] | VIE [Member]
Schedule of Consolidated Financial Statements [Line Items]
Place of incorporation	Hebei, the PRC
Date of incorporation or acquisition	Aug. 27, 2024
Percentage of direct or indirect	100.00%
Principal activities	Transportation and warehouse storage management service
Liaoning Tianyu Changsheng Supply Chain Management Co., Ltd. [Member] | VIE [Member]
Schedule of Consolidated Financial Statements [Line Items]
Place of incorporation	Liaoning, the PRC
Date of incorporation or acquisition	Oct. 16, 2024
Percentage of direct or indirect	66.00%
Principal activities	Transportation and warehouse storage management service
Chongqing Tianyu Shengfeng Supply Chain Management Co., Ltd [Member] | VIE [Member]
Schedule of Consolidated Financial Statements [Line Items]
Place of incorporation	Chongqing, the PRC
Date of incorporation or acquisition	Oct. 21, 2024
Percentage of direct or indirect	100.00%
Principal activities	Transportation and supply chain management service
Fujian Shengfeng Fulai Low Altitude Comprehensive Service Co., Ltd. [Member] | VIE [Member]
Schedule of Consolidated Financial Statements [Line Items]
Place of incorporation	Fujian, the PRC
Date of incorporation or acquisition	Nov. 07, 2024
Percentage of direct or indirect	51.00%
Principal activities	Transportation and cargo packaging service
Fujian Shengfeng Zhuoyue Shipping Engineering Technology Co., Ltd. [Member] | VIE [Member]
Schedule of Consolidated Financial Statements [Line Items]
Place of incorporation	Fujian, the PRC
Date of incorporation or acquisition	Dec. 09, 2024
Percentage of direct or indirect	51.00%
Principal activities	Technical services and development
Zhangzhou Shengfeng Logistics Co., Ltd. [Member] | VIE [Member]
Schedule of Consolidated Financial Statements [Line Items]
Place of incorporation	Fujian, the PRC
Date of incorporation or acquisition	May 14, 2025
Percentage of direct or indirect	100.00%
Principal activities	Transportation and warehouse storage management service
Luoyang Shengfeng Supply Chain Management Co., Ltd. [Member] | VIE [Member]
Schedule of Consolidated Financial Statements [Line Items]
Place of incorporation	Luoyang, the PRC
Date of incorporation or acquisition	Aug. 01, 2025
Percentage of direct or indirect	100.00%
Principal activities	Transportation and warehouse storage management service
Heilongjiang Shengfeng Supply Chain Management Co., Ltd. [Member] | VIE [Member]
Schedule of Consolidated Financial Statements [Line Items]
Place of incorporation	Heilongjiang, the PRC
Date of incorporation or acquisition	Sep. 26, 2025
Percentage of direct or indirect	100.00%
Principal activities	Transportation and warehouse storage management service
Xinjiang Tianyu Shengfeng Logistics Co., Ltd. [Member] | VIE [Member]
Schedule of Consolidated Financial Statements [Line Items]
Place of incorporation	Xinjiang, the PRC
Date of incorporation or acquisition	Jan. 19, 2026
Percentage of direct or indirect	100.00%
Principal activities	Transportation and warehouse storage management service
Fuzhou Shengfeng Large-scale Cargo Logistics Co., Ltd. [Member] | VIE [Member]
Schedule of Consolidated Financial Statements [Line Items]
Place of incorporation	Fujian, the PRC
Date of incorporation or acquisition	Apr. 10, 2026
Percentage of direct or indirect	100.00%
Principal activities	Large-scale cargo transportation
Tianyu Shengfeng International Logistics (Guangxi) Co., Ltd. [Member] | VIE [Member]
Schedule of Consolidated Financial Statements [Line Items]
Place of incorporation	Guangxi, the PRC
Date of incorporation or acquisition	Jun. 12, 2026
Percentage of direct or indirect	100.00%
Principal activities	Transportation and customs declaration
Fuzhou Changle Shengfeng Logistics Co., Ltd. [Member] | VIE [Member]
Schedule of Consolidated Financial Statements [Line Items]
Place of incorporation	Fujian, the PRC
Date of incorporation or acquisition	Jun. 25, 2026
Percentage of direct or indirect	100.00%
Principal activities	Transportation and warehouse storage management service
Yichun Shengfeng Logistics Co., Ltd. [Member] | VIE [Member]
Schedule of Consolidated Financial Statements [Line Items]
Place of incorporation	Jiangxi, the PRC
Date of incorporation or acquisition	Dec. 01, 2022
Percentage of direct or indirect	100.00%
Principal activities	Transportation and warehouse storage management service
Hubei Tianyu Shengfeng Logistics Co., Ltd. [Member] | VIE [Member]
Schedule of Consolidated Financial Statements [Line Items]
Place of incorporation	Hubei, the PRC
Date of incorporation or acquisition	Nov. 14, 2023
Percentage of direct or indirect	100.00%
Principal activities	Transportation and supply chain management service